LOSS PER SHARE - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Basic earnings per share [abstract]
Net loss	$ (54.3)	$ (101.0)
Weighted average shares outstanding
Basic (in shares)	370.2	367.5
Diluted (in shares)	370.2	367.5
Loss per share
Basic (in dollars per share)	$ (0.15)	$ (0.27)
Diluted (in dollars per share)	$ (0.15)	$ (0.27)